Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Within one year	¥ 20,452
After one year but within two years	18,451
Later than two years	15,915
Total	54,818
Rental expenses incurred under operating leases	11,004
Advertising purchase commitments	¥ 546
Predecessor
Rental expenses incurred under operating leases		¥ 9,898	¥ 9,259
Advertising purchase commitments		¥ 1,304